Operating expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Operating Expenses

	Year Ended December 31,
	2019	2018

Oyu Tolgoi administration expenses	$134,573	$117,172

Royalty expenses	64,048	70,782

Inventory write downs (reversals) (a)	(2,161)	14,286

Selling expenses	14,607	26,754

Depreciation	8,133	1,705

Other	2,293	3,373

	$221,493	$234,072

(a)	Inventory write downs (reversals) include net adjustments to the carrying value of ore stockpile inventories and materials and supplies; refer to Note 9.